TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of current and deferred portion of income tax expense

	For the year ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expenses (benefits)	1,364	466	(145)	(23)
Deferred income tax expenses	—	—	—	—
Total income tax expenses (benefits)	1,364	466	(145)	(23)

Schedule of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income tax	(274,233)	(37,010)	(37,196)	(5,837)
Income tax computed at the PRC statutory tax rate of 25%	(68,558)	(9,253)	(9,299)	(1,459)
Effect of differing tax rates in different jurisdictions	—	1,596	5,232	821
Effect of tax rate changes on deferred taxes	—	50,950	—	—
Research and development super‑deduction	(8,774)	(12,707)	(31,855)	(4,999)
Shared‑based compensation expenses	67,635	19,913	3,223	506
Non‑deductible expenses	554	3,678	1,656	260
Effect of PRC preferential tax rates and tax holiday	—	(22,458)	(43,974)	(6,900)
Change in valuation allowance	10,342	(31,269)	75,192	11,799
Others	165	16	(320)	(51)
Income tax expenses	1,364	466	(145)	(23)

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	6,520	50,497	7,924
Deferred revenue and customer advances	721	30,984	4,862
Lease liabilities recognized under ASC 842	1,630	7,498	1,177
Others	383	964	151
Less: valuation allowance	(7,624)	(82,816)	(12,996)
	1,630	7,127	1,118
Deferred tax liabilities
ROU assets recognized under ASC 842	(1,630)	(7,127)	(1,118)
	(1,630)	(7,127)	(1,118)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—